Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Profit before income taxes	R$ (1,774,691)	R$ (1,912,539)	R$ (1,217,623)
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortization	376,335	128,348	95,363
Chargebacks	288,309	200,633	71,491
Accrual of provision for contingencies	6,409	8,227	3,745
Reversal of taxes and contributions	(84,294)	0	0
Share based long term incentive plan (LTIP)	122,870	93,369	264,179
Other financial cost, net	18,503	(105,366)	20,071
Changes in operating assets and liabilities
Accounts receivable	(5,586,919)	(3,125,537)	(5,048,464)
Financial investments (mandatory guarantee)	43,229	(161,426)	0
Inventories	31,602	14,216	(47,012)
Reversal of taxes and contributions	(206,221)	(22,386)	(22,936)
Other receivables	(78,745)	(68,008)	773
Deferred revenue	145,005	68,550	0
Other liabilities	67,668	(7,923)	(7,330)
Payables to third parties	4,173,264	1,002,092	1,243,629
Trade payables	72,328	89,962	72,579
Receivables from (payables to) related parties	38,250	(8,610)	112,790
Deposits	758,003	0	0
Salaries and social charges	7,605	32,866	39,312
Taxes and contributions	(34,438)	(1,475)	31,764
Provision for contingencies	(1,127)	(4,822)	(1,792)
Total adjustments to reconcile profit (loss)	1,932,327	45,249	(1,954,212)
Income tax and social contribution paid	(46,384)	(88,184)	(203,631)
Interest income received	266,719	522,542	394,643
Net cash flows from (used in) operating activities	2,152,662	479,607	(1,763,200)
Investing activities
Amount paid on acquisitions, net of cash acquired	(345,603)	(17,739)	(1,813)
Purchases of property and equipment	(1,522,769)	(328,326)	(61,560)
Purchases and development of intangible assets	(523,785)	(365,068)	(192,048)
Acquisition of financial investments	0	(1,109,619)	0
Redemption of financial investments	530,667	0	211,116
Net cash flows (used in) from investing activities	(1,861,489)	(1,820,752)	(44,305)
Financing activities
Proceeds from offering of shares	0	0	4,717,875
Transaction costs	0	0	(189,852)
Acquisition of treasury shares	(44,774)	(1,735)	(39,532)
Transaction with non-controlling interest	0	(15,992)	(5,389)
Capital increase by non-controlling shareholders	(10,289)	(223)	20,686
Net cash flows (used in) from financing activities	(55,063)	(17,950)	4,503,788
Net (decrease) increase in cash and cash equivalents	236,110	(1,359,095)	2,696,283
Cash and cash equivalents at beginning of period	1,403,955	2,763,050	66,767
Cash and cash equivalents at end of period	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050